Business Combination - Schedule of Fair Value of the Identifiable Assets Acquired and Liabilities Assumed (Details)	Dec. 31, 2024 USD ($)
Assets
Cash and cash equivalents	$ 916,840
Accounts receivable, net	1,963,755
Prepayments	996,701
Other receivables, net	78,183
Short-term investment	271,381
Other current assets	62,254
Restricted Cash- non-current	706,005
Property and equipment, net	57,742
Right-of-use asset	46,123
Deferred tax assets	72,228
Intangible assets, net	5,224,439
Goodwill	108,218,586
Total assets	118,614,237
Liabilities
Accounts payables	1,402,583
Salary payable	54,709
Other payables	812,170
Taxes payable	43,833
Advance from customer	93
Deferred tax liability	1,306,110
Lease liabilities	46,123
Total liabilities	3,665,621
Total allocated purchase price	$ 114,948,616